PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.4%
Affiliated Mutual Funds 93.9%
Domestic Equity — 33.6%
PGIM Jennison MLP Fund	1,769,741	$12,777,530
PGIM Jennison Natural Resources Fund	131,376	7,810,306
PGIM Select Real Estate Fund	1,678,977	19,862,300
		40,450,136
Fixed Income — 41.9%
PGIM Quant Solutions Commodity Strategies Fund	2,920,999	21,060,402
PGIM TIPS Fund	3,467,637	29,474,913
		50,535,315
International Equity — 18.4%
PGIM Global Real Estate Fund	451,797	8,439,564
PGIM Jennison Global Infrastructure Fund	917,801	13,739,482
		22,179,046

Total Affiliated Mutual Funds (cost $108,167,715)(wd)		113,164,497
Unaffiliated Exchange-Traded Fund 3.5%
iShares Gold Trust* (cost $3,746,908)(bb)	112,320	4,178,304

Total Long-Term Investments (cost $111,914,623)		117,342,801

Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,120,521)(bb)(wd)	3,120,521	3,120,521

TOTAL INVESTMENTS 100.0% (cost $115,035,144)		120,463,322
Other assets in excess of liabilities 0.0%		48,337

Net Assets 100.0%		$120,511,659

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

MLP—Master Limited Partnership
TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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